ACQUIRED INTANGIBLE ASSETS, NET (Amortization Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Impairment charges	$ 4,500,000
2013		20,176,787
2014		14,615,092
2015		7,818,242
2016		4,138,607
2017		3,310,886
2018 and thereafter		9,359,812
Acquired Itangible Asset Amount		$ 59,419,426